Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.42%
Communication services: 9.53%
Diversified telecommunication services: 0.62%
AT&T, Inc.	162,613	$3,366,089
Comcast Corp. Class A	83,381	2,047,004
Verizon Communications, Inc.	97,721	4,137,507
		9,550,600
Entertainment: 1.02%
Electronic Arts, Inc.	5,271	1,080,766
Live Nation Entertainment, Inc.†	3,703	678,056
Netflix, Inc.†	98,546	7,036,184
Take-Two Interactive Software, Inc.†	4,074	1,018,419
TKO Group Holdings, Inc. Class A	1,474	296,731
Walt Disney Co.	40,640	3,911,600
Warner Bros Discovery, Inc.†	58,002	1,546,333
		15,568,089
Interactive media & services: 7.64%
Alphabet, Inc. Class A	137,229	49,041,528
Alphabet, Inc. Class C	110,613	39,082,891
Meta Platforms, Inc. Class A	51,395	28,950,290
		117,074,709
Media: 0.13%
Charter Communications, Inc. Class A†	1,957	278,305
EchoStar Corp. Class A†	3,189	323,684
Fox Corp. Class A	4,668	243,483
Fox Corp. Class B	3,254	152,417
News Corp. Class A	8,540	212,048
News Corp. Class B	2,820	79,129
Omnicom Group, Inc.	6,670	485,776
Paramount Skydance Corp. Class B	7,382	72,787
The Trade Desk, Inc. Class A†	9,993	180,673
		2,028,302
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	10,891	1,826,747
Consumer discretionary: 9.16%
Automobile components: 0.02%
Aptiv PLC†	4,953	304,015
Automobiles: 2.00%
Ford Motor Co.	91,596	1,273,185
General Motors Co.	21,102	1,626,542
Tesla, Inc.†	65,887	27,712,072
		30,611,799
See accompanying notes to portfolio of investments
Allspring Index Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Broadline retail: 3.64%
Amazon.com, Inc.†	229,093	$54,602,026
eBay, Inc.	10,391	1,161,194
		55,763,220
Distributors: 0.02%
Genuine Parts Co.	3,221	380,014
Hotels, restaurants & leisure: 1.59%
Airbnb, Inc. Class A†	9,781	1,399,661
Booking Holdings, Inc.	18,135	3,232,382
Carnival Corp. Ltd.	30,107	860,157
Chipotle Mexican Grill, Inc. Class A†	30,020	1,020,680
Darden Restaurants, Inc.	2,680	552,107
Domino’s Pizza, Inc.	716	211,964
DoorDash, Inc. Class A†	8,856	1,634,198
Expedia Group, Inc.	2,680	685,758
Hilton Worldwide Holdings, Inc.	5,328	1,760,691
Las Vegas Sands Corp.	6,978	322,314
Marriott International, Inc. Class A	5,122	1,898,162
McDonald’s Corp.	16,628	4,494,715
MGM Resorts International†	4,491	214,715
Norwegian Cruise Line Holdings Ltd.†	10,745	226,827
Royal Caribbean Cruises Ltd.	5,837	1,853,422
Starbucks Corp.	26,673	2,725,714
Wynn Resorts Ltd.	1,963	190,588
Yum! Brands, Inc.	6,450	1,031,097
		24,315,152
Household durables: 0.22%
D.R. Horton, Inc.	6,172	1,005,295
Garmin Ltd.	3,836	911,204
Lennar Corp. Class A	5,037	455,798
NVR, Inc.†	63	429,244
PulteGroup, Inc.	4,458	611,682
		3,413,223
Leisure products: 0.02%
Hasbro, Inc.	3,146	259,828
Specialty retail: 1.47%
AutoZone, Inc.†	386	1,233,633
Best Buy Co., Inc.	4,586	347,986
Carvana Co. Class A†	16,763	1,103,341
Home Depot, Inc.	23,310	8,220,971
Lowe’s Cos., Inc.	13,107	2,889,962
O’Reilly Automotive, Inc.†	19,395	1,786,085
Ross Stores, Inc.	7,539	1,604,676
TJX Cos., Inc.	25,880	3,920,820
Tractor Supply Co.	12,274	387,981
See accompanying notes to portfolio of investments
2 | Allspring Index Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Specialty retail(continued)
Ulta Beauty, Inc.†	1,019	$459,549
Williams-Sonoma, Inc.	2,756	642,423
		22,597,427
Textiles, apparel & luxury goods: 0.18%
Deckers Outdoor Corp.†	3,322	329,841
lululemon athletica, Inc.†	2,451	279,855
NIKE, Inc. Class B	28,072	1,152,356
Ralph Lauren Corp. Class A	905	363,276
Tapestry, Inc.	4,728	692,085
		2,817,413
Consumer staples: 4.50%
Beverages: 0.98%
Brown-Forman Corp. Class B	3,940	105,001
Coca-Cola Co.	90,623	7,364,931
Constellation Brands, Inc. Class A	3,264	453,989
Keurig Dr Pepper, Inc.	31,841	1,042,156
Molson Coors Beverage Co. Class B	3,755	146,295
Monster Beverage Corp.†	16,709	1,606,069
PepsiCo, Inc.	31,987	4,331,040
		15,049,481
Consumer staples distribution & retail: 1.71%
Casey’s General Stores, Inc.	865	687,493
Costco Wholesale Corp.	10,383	9,712,985
Dollar General Corp.	5,154	593,277
Dollar Tree, Inc.†	4,238	512,586
Kroger Co.	13,275	737,161
Sysco Corp.	11,191	935,344
Target Corp.	10,629	1,388,254
Walmart, Inc.	102,601	11,620,589
		26,187,689
Food products: 0.37%
Archer-Daniels-Midland Co.	11,279	861,716
Bunge Global SA	3,178	339,188
General Mills, Inc.	12,490	434,652
Hershey Co.	3,469	608,636
Hormel Foods Corp.	6,826	169,421
J.M. Smucker Co.	2,496	280,800
Kraft Heinz Co.	19,981	471,951
McCormick & Co., Inc.	5,944	299,697
Mondelez International, Inc. Class A	30,042	1,737,629
Tyson Foods, Inc. Class A	6,603	378,022
		5,581,712
Household products: 0.74%
Church & Dwight Co., Inc.	5,545	537,200
See accompanying notes to portfolio of investments
Allspring Index Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Household products(continued)
Clorox Co.	2,830	$270,095
Colgate-Palmolive Co.	18,727	1,716,892
Kimberly-Clark Corp.	7,768	852,693
Procter & Gamble Co.	54,497	7,991,440
		11,368,320
Personal care products: 0.09%
Estee Lauder Cos., Inc. Class A	5,787	456,883
Kenvue, Inc.	44,934	858,689
		1,315,572
Tobacco: 0.61%
Altria Group, Inc.	39,081	2,811,878
Philip Morris International, Inc.	36,475	6,598,692
		9,410,570
Energy: 2.93%
Energy equipment & services: 0.23%
Baker Hughes Co. Class A	23,218	1,288,599
Halliburton Co.	19,551	663,756
SLB Ltd.	34,989	1,626,639
		3,578,994
Oil, gas & consumable fuels: 2.70%
APA Corp.	8,272	269,419
Chevron Corp.	43,813	7,262,443
ConocoPhillips	28,512	2,964,108
Devon Energy Corp.	26,983	1,114,938
Diamondback Energy, Inc.	4,543	798,569
EOG Resources, Inc.	12,465	1,617,084
EQT Corp.	14,638	778,302
Expand Energy Corp.	5,599	510,573
Exxon Mobil Corp.	97,005	13,262,524
Kinder Morgan, Inc.	45,820	1,464,865
Marathon Petroleum Corp.	6,832	1,746,737
Occidental Petroleum Corp.	16,993	825,350
ONEOK, Inc.	14,745	1,281,930
Phillips 66	9,383	1,586,196
Targa Resources Corp.	5,023	1,346,867
Texas Pacific Land Corp.	1,356	593,440
Valero Energy Corp.	6,949	1,809,798
Williams Cos., Inc.	28,622	2,127,760
		41,360,903
Financials: 11.57%
Banks: 3.35%
Bank of America Corp.	152,796	8,706,316
Citigroup, Inc.	39,916	5,586,643
Citizens Financial Group, Inc.	9,897	693,483
See accompanying notes to portfolio of investments
4 | Allspring Index Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Banks(continued)
Fifth Third Bancorp	21,211	$1,195,664
Huntington Bancshares, Inc.	47,441	841,129
JPMorgan Chase & Co.	62,709	20,526,537
KeyCorp	21,568	497,142
M&T Bank Corp.	3,427	815,660
PNC Financial Services Group, Inc.	9,398	2,313,976
Regions Financial Corp.	19,972	603,154
Truist Financial Corp.	29,158	1,452,652
U.S. Bancorp	36,329	2,194,272
Wells Fargo & Co.	71,618	5,918,512
		51,345,140
Capital markets: 2.91%
Ameriprise Financial, Inc.	2,104	965,231
Ares Management Corp. Class A	4,936	549,426
Bank of New York Mellon Corp.	16,063	2,322,871
BlackRock, Inc.	3,379	3,249,111
Blackstone, Inc.	17,386	2,045,811
Cboe Global Markets, Inc.	2,449	594,299
Charles Schwab Corp.	38,259	3,530,158
CME Group, Inc.	8,480	1,872,638
Coinbase Global, Inc. Class A†	5,206	761,065
FactSet Research Systems, Inc.	853	196,258
Franklin Resources, Inc.	7,175	238,712
Goldman Sachs Group, Inc.	6,904	6,982,499
Interactive Brokers Group, Inc. Class A	10,426	907,479
Intercontinental Exchange, Inc.	13,235	1,629,361
Invesco Ltd.	10,375	273,796
KKR & Co., Inc.	16,180	1,485,000
Moody’s Corp.	3,516	1,592,467
Morgan Stanley	28,054	5,864,408
MSCI, Inc. Class A	1,704	954,308
Nasdaq, Inc.	10,456	824,142
Northern Trust Corp.	4,331	752,901
Raymond James Financial, Inc.	4,059	617,090
Robinhood Markets, Inc. Class A†	18,516	1,856,785
S&P Global, Inc.	7,096	2,889,917
State Street Corp.	6,477	1,098,499
T. Rowe Price Group, Inc.	5,015	570,155
		44,624,387
Consumer finance: 0.50%
American Express Co.	12,456	4,213,242
Capital One Financial Corp.	14,564	2,921,830
Synchrony Financial	7,872	598,665
		7,733,737
Financial services: 3.25%
Apollo Global Management, Inc.	10,794	1,277,038
See accompanying notes to portfolio of investments
Allspring Index Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Financial services(continued)
Berkshire Hathaway, Inc. Class B†	42,906	$21,469,733
Block, Inc.†	12,525	951,900
Corpay, Inc.†	1,530	509,903
Fidelity National Information Services, Inc.	12,097	470,331
Fiserv, Inc.†	12,480	612,144
Global Payments, Inc.	5,442	394,872
Hologic, Inc.♦†	5,318	0
Jack Henry & Associates, Inc.	1,663	229,062
Mastercard, Inc. Class A	18,883	9,698,309
PayPal Holdings, Inc.	20,644	891,408
Visa, Inc. Class A	38,843	13,326,645
		49,831,345
Insurance: 1.56%
Aflac, Inc.	10,721	1,257,037
Allstate Corp.	6,024	1,433,350
American International Group, Inc.	12,409	924,843
Aon PLC Class A	4,998	1,657,787
Arch Capital Group Ltd.†	8,144	790,457
Arthur J Gallagher & Co.	6,012	1,380,175
Assurant, Inc.	1,160	311,495
Brown & Brown, Inc.	6,822	437,631
Chubb Ltd.	8,442	2,876,527
Cincinnati Financial Corp.	3,620	670,207
Erie Indemnity Co. Class A	595	142,651
Everest Group Ltd.	926	330,795
Globe Life, Inc.	1,817	324,662
Hartford Insurance Group, Inc.	6,416	850,248
Loews Corp.	3,949	447,066
Marsh & McLennan Cos., Inc.	11,276	1,879,371
MetLife, Inc.	12,649	1,070,232
Principal Financial Group, Inc.	4,600	495,788
Progressive Corp.	13,675	2,987,304
Prudential Financial, Inc.	8,121	876,499
Travelers Cos., Inc.	4,977	1,643,007
W.R. Berkley Corp.	6,883	485,458
Willis Towers Watson PLC	2,210	577,628
		23,850,218
Health care: 8.75%
Biotechnology: 1.62%
AbbVie, Inc.	41,349	10,405,062
Amgen, Inc.	12,631	4,573,938
Biogen, Inc.†	3,455	746,487
Gilead Sciences, Inc.	29,057	3,671,061
Incyte Corp.†	3,927	445,165
Moderna, Inc.†	8,265	578,798
See accompanying notes to portfolio of investments
6 | Allspring Index Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Biotechnology(continued)
Regeneron Pharmaceuticals, Inc.	2,338	$1,457,837
Vertex Pharmaceuticals, Inc.†	5,940	2,950,576
		24,828,924
Health care equipment & supplies: 1.35%
Abbott Laboratories	40,764	3,698,925
Align Technology, Inc.†	1,559	262,941
Baxter International, Inc.	12,087	257,695
Becton Dickinson & Co.	6,449	975,927
Boston Scientific Corp.†	34,785	1,484,624
Cooper Cos., Inc.†	4,566	327,428
DexCom, Inc.†	9,031	608,238
Edwards Lifesciences Corp.†	13,476	1,219,039
GE HealthCare Technologies, Inc.	10,646	681,450
IDEXX Laboratories, Inc.†	1,846	971,808
Insulet Corp.†	1,621	246,797
Intuitive Surgical, Inc.†	8,289	3,296,369
Medtronic PLC	30,047	2,350,577
ResMed, Inc.	3,395	661,618
Solventum Corp.†	3,445	265,782
STERIS PLC	2,295	483,258
Stryker Corp.	8,075	2,542,333
Zimmer Biomet Holdings, Inc.	4,528	389,816
		20,724,625
Health care providers & services: 1.65%
Cardinal Health, Inc.	5,481	1,302,066
Cencora, Inc.	4,553	1,288,408
Centene Corp.†	10,979	704,742
Cigna Group	6,191	1,706,735
CVS Health Corp.	29,861	3,089,121
DaVita, Inc.†	751	167,083
Elevance Health, Inc.	5,082	1,965,362
HCA Healthcare, Inc.	3,634	1,416,860
Henry Schein, Inc.†	2,266	189,256
Humana, Inc.	2,810	1,116,188
Labcorp Holdings, Inc.	1,919	537,320
McKesson Corp.	2,813	2,125,503
Quest Diagnostics, Inc.	2,591	549,163
UnitedHealth Group, Inc.	21,253	8,833,384
Universal Health Services, Inc. Class B	1,247	185,416
		25,176,607
Health care technology: 0.04%
Veeva Systems, Inc. Class A†	3,514	623,629
Life sciences tools & services: 0.76%
Agilent Technologies, Inc.	6,614	878,538
Bio-Techne Corp.	3,664	258,862
See accompanying notes to portfolio of investments
Allspring Index Fund | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Life sciences tools & services(continued)
Charles River Laboratories International, Inc.†	1,127	$255,592
Danaher Corp.	14,742	2,808,056
IQVIA Holdings, Inc.†	3,906	754,717
Mettler-Toledo International, Inc.†	473	604,262
Revvity, Inc.	2,611	290,500
Thermo Fisher Scientific, Inc.	8,697	4,360,328
Waters Corp.†	2,298	861,842
West Pharmaceutical Services, Inc.	1,653	593,427
		11,666,124
Pharmaceuticals: 3.33%
Bristol-Myers Squibb Co.	47,791	2,753,717
Eli Lilly & Co.	18,513	22,205,048
Johnson & Johnson	56,337	14,307,908
Merck & Co., Inc.	57,802	7,427,557
Pfizer, Inc.	133,385	3,211,911
Viatris, Inc.	27,254	432,794
Zoetis, Inc.	9,811	705,018
		51,043,953
Industrials: 8.79%
Aerospace & defense: 2.22%
Axon Enterprise, Inc.†	1,886	1,057,311
Boeing Co.†	18,449	3,993,655
General Dynamics Corp.	5,940	2,104,186
General Electric Co.	24,417	9,125,365
Honeywell Aerospace, Inc.†	7,415	1,639,308
Howmet Aerospace, Inc.	9,364	2,517,605
Huntington Ingalls Industries, Inc.	922	258,059
L3Harris Technologies, Inc.	4,360	1,266,972
Lockheed Martin Corp.	4,748	2,418,916
Northrop Grumman Corp.	3,125	1,591,594
RTX Corp.	31,517	5,979,720
Textron, Inc.	4,070	373,341
TransDigm Group, Inc.	1,309	1,743,640
		34,069,672
Air freight & logistics: 0.29%
CH Robinson Worldwide, Inc.	2,759	519,630
Expeditors International of Washington, Inc.	3,061	498,882
FedEx Corp.	5,137	1,608,549
United Parcel Service, Inc. Class B	17,472	1,878,240
		4,505,301
Building products: 0.49%
A.O. Smith Corp.	2,620	164,326
Allegion PLC	2,011	282,525
Builders FirstSource, Inc.†	2,517	225,221
Carrier Global Corp.	18,272	1,340,251
See accompanying notes to portfolio of investments
8 | Allspring Index Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Building products(continued)
Johnson Controls International PLC	14,279	$2,086,305
Lennox International, Inc.	741	424,556
Masco Corp.	4,721	384,148
Trane Technologies PLC	5,173	2,540,771
		7,448,103
Commercial services & supplies: 0.37%
Cintas Corp.	7,959	1,353,667
Copart, Inc.†	20,741	584,689
Republic Services, Inc. Class A	4,680	997,214
Rollins, Inc.	6,873	286,879
Veralto Corp.	5,748	509,733
Waste Management, Inc.	8,646	1,927,020
		5,659,202
Construction & engineering: 0.33%
Comfort Systems USA, Inc.	822	1,629,163
EMCOR Group, Inc.	1,040	863,075
Quanta Services, Inc.	3,512	2,528,781
		5,021,019
Electrical equipment: 1.29%
AMETEK, Inc.	5,364	1,297,766
Eaton Corp. PLC	9,087	3,872,153
Emerson Electric Co.	13,108	1,876,410
GE Vernova, Inc.	6,289	7,388,695
Generac Holdings, Inc.†	1,378	403,492
Hubbell, Inc. Class B	1,237	647,198
Rockwell Automation, Inc.	2,604	1,289,188
Vertiv Holdings Co. Class A	8,989	3,009,697
		19,784,599
Ground transportation: 0.83%
CSX Corp.	43,486	2,066,890
Fedex Freight Holding Co., Inc.†	2,544	384,144
J.B. Hunt Transport Services, Inc.	1,743	504,476
Norfolk Southern Corp.	5,256	1,653,485
Old Dominion Freight Line, Inc.	4,283	927,698
Uber Technologies, Inc.†	47,640	3,437,702
Union Pacific Corp.	13,895	3,779,440
		12,753,835
Industrial conglomerates: 0.24%
3M Co.	12,206	1,976,273
Honeywell International, Inc.	7,415	1,660,219
		3,636,492
Machinery: 1.93%
Caterpillar, Inc.	10,779	11,478,557
See accompanying notes to portfolio of investments
Allspring Index Fund | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Machinery(continued)
Cummins, Inc.	3,229	$2,302,955
Deere & Co.	5,879	3,729,226
Dover Corp.	3,151	706,706
Fortive Corp.	7,135	435,877
IDEX Corp.	1,732	393,077
Illinois Tool Works, Inc.	6,127	1,657,170
Ingersoll Rand, Inc.	8,334	683,305
Nordson Corp.	1,240	374,096
Otis Worldwide Corp.	8,980	642,968
PACCAR, Inc.	12,317	1,479,518
Parker-Hannifin Corp.	2,951	2,886,432
Pentair PLC	3,782	289,928
Snap-on, Inc.	1,212	487,709
Stanley Black & Decker, Inc.	3,638	342,408
Westinghouse Air Brake Technologies Corp.	3,971	1,070,582
Xylem, Inc.	5,563	657,602
		29,618,116
Passenger airlines: 0.20%
Delta Air Lines, Inc.	15,293	1,432,343
Southwest Airlines Co.	11,439	588,193
United Airlines Holdings, Inc.†	7,596	1,032,980
		3,053,516
Professional services: 0.32%
Automatic Data Processing, Inc.	9,355	2,095,052
Broadridge Financial Solutions, Inc.	2,707	370,724
Equifax, Inc.	2,787	442,353
Jacobs Solutions, Inc.	2,763	348,138
Leidos Holdings, Inc.	2,944	303,144
Paychex, Inc.	7,547	742,096
Verisk Analytics, Inc. Class A	3,066	550,439
		4,851,946
Trading companies & distributors: 0.28%
Fastenal Co.	26,868	1,290,470
United Rentals, Inc.	1,466	1,660,817
WW Grainger, Inc.	1,017	1,383,527
		4,334,814
Information technology: 37.43%
Communications equipment: 1.33%
Arista Networks, Inc.†	24,165	4,105,150
Ciena Corp.†	3,309	1,623,263
Cisco Systems, Inc.	92,440	10,858,003
F5, Inc.†	1,320	549,067
Lumentum Holdings, Inc.†	1,821	1,562,527
Motorola Solutions, Inc.	3,885	1,613,402
		20,311,412
See accompanying notes to portfolio of investments
10 | Allspring Index Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 1.18%
Amphenol Corp. Class A	28,791	$5,076,429
CDW Corp.	2,990	420,514
Coherent Corp.†	4,579	1,806,278
Corning, Inc.	18,329	4,681,776
Flex Ltd.†	8,605	1,394,612
Jabil, Inc.	2,469	951,750
Keysight Technologies, Inc.†	4,014	1,405,181
TE Connectivity PLC	6,831	1,377,198
Teledyne Technologies, Inc.†	1,084	722,920
Zebra Technologies Corp. Class A†	1,115	293,535
		18,130,193
IT services: 0.64%
Accenture PLC Class A	14,368	1,787,954
Akamai Technologies, Inc.†	3,402	402,150
Cognizant Technology Solutions Corp. Class A	11,090	429,516
Gartner, Inc.†	1,567	203,115
GoDaddy, Inc. Class A†	3,099	263,043
International Business Machines Corp.	21,996	6,185,495
VeriSign, Inc.	1,917	482,240
		9,753,513
Semiconductors & semiconductor equipment: 18.85%
Advanced Micro Devices, Inc.†	38,161	22,168,107
Analog Devices, Inc.	11,426	4,538,064
Applied Materials, Inc.	18,573	13,428,279
Broadcom, Inc.	110,806	41,856,967
First Solar, Inc.†	2,515	593,439
Intel Corp.†	110,567	15,438,470
KLA Corp.	30,571	9,223,576
Lam Research Corp.	29,267	12,682,269
Marvell Technology, Inc.	20,491	6,104,064
Microchip Technology, Inc.	12,664	1,154,957
Micron Technology, Inc.	26,393	30,465,176
Monolithic Power Systems, Inc.	1,150	1,589,714
NVIDIA Corp.	566,838	113,418,615
NXP Semiconductors NV	5,909	1,660,606
ON Semiconductor Corp.†	9,172	867,121
Qnity Electronics, Inc.	4,899	800,056
QUALCOMM, Inc.	24,667	4,558,215
Skyworks Solutions, Inc.	3,520	238,656
Teradyne, Inc.	3,664	1,772,790
Texas Instruments, Inc.	21,299	6,348,593
		288,907,734
Software: 7.38%
Adobe, Inc.†	9,460	1,939,489
AppLovin Corp. Class A†	6,296	3,243,888
Autodesk, Inc.†	4,941	960,629
See accompanying notes to portfolio of investments
Allspring Index Fund | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	6,455	$2,422,691
Crowdstrike Holdings, Inc. Class A†	5,957	4,546,025
Datadog, Inc. Class A†	7,742	2,015,707
Fair Isaac Corp.†	543	648,765
Fortinet, Inc.†	14,574	2,238,858
Gen Digital, Inc.	12,899	321,056
Intuit, Inc.	6,472	1,689,192
Microsoft Corp.	173,849	64,849,154
Oracle Corp.	39,712	5,819,794
Palantir Technologies, Inc. Class A†	53,735	6,269,262
Palo Alto Networks, Inc.†	18,980	6,472,560
PTC, Inc.†	2,703	307,088
Roper Technologies, Inc.	2,362	799,277
Salesforce, Inc.	19,145	2,999,256
ServiceNow, Inc.†	24,136	2,396,222
Synopsys, Inc.†	4,483	1,999,732
Trimble, Inc.†	5,456	279,238
Tyler Technologies, Inc.†	987	288,658
Workday, Inc. Class A†	4,768	583,699
		113,090,240
Technology hardware, storage & peripherals: 8.05%
Apple, Inc.	343,731	99,462,002
Dell Technologies, Inc. Class C	6,770	2,920,984
Hewlett Packard Enterprise Co.	31,053	1,400,801
HP, Inc.	21,403	469,582
NetApp, Inc.	4,618	714,682
Sandisk Corp.†	3,466	7,880,748
Seagate Technology Holdings PLC	5,248	5,064,320
Super Micro Computer, Inc.†	13,171	386,306
Western Digital Corp.	8,067	5,152,554
		123,451,979
Materials: 1.80%
Chemicals: 0.99%
Air Products & Chemicals, Inc.	5,211	1,527,761
Albemarle Corp.	2,760	372,683
CF Industries Holdings, Inc.	3,595	389,195
Corteva, Inc.	15,653	1,325,653
Dow, Inc.	16,868	461,508
DuPont de Nemours, Inc.	3,197	433,641
Ecolab, Inc.	5,928	1,651,600
International Flavors & Fragrances, Inc.	5,975	473,339
Linde PLC	10,820	5,614,931
LyondellBasell Industries NV Class A	6,043	318,164
Mosaic Co.	7,439	157,632
PPG Industries, Inc.	5,217	632,770
Sherwin-Williams Co.	5,368	1,848,310
		15,207,187
See accompanying notes to portfolio of investments
12 | Allspring Index Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Construction materials: 0.22%
CRH PLC	15,638	$1,673,266
Martin Marietta Materials, Inc.	1,405	810,264
Vulcan Materials Co.	3,037	895,945
		3,379,475
Containers & packaging: 0.17%
Amcor PLC	10,820	469,047
Avery Dennison Corp.	1,790	290,607
Ball Corp.	6,231	388,814
International Paper Co.	12,392	472,135
Packaging Corp. of America	2,072	493,716
Smurfit Westrock PLC	12,274	567,795
		2,682,114
Metals & mining: 0.42%
Freeport-McMoRan, Inc.	33,644	2,115,871
Newmont Corp.	24,984	2,333,506
Nucor Corp.	5,330	1,187,257
Steel Dynamics, Inc.	3,173	728,077
		6,364,711
Real estate: 1.80%
Health care REITs: 0.35%
Alexandria Real Estate Equities, Inc.	3,671	194,012
Healthpeak Properties, Inc.	16,135	345,289
Ventas, Inc.	11,378	1,010,367
Welltower, Inc.	16,521	3,749,771
		5,299,439
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	14,906	353,421
Industrial REITs: 0.19%
Prologis, Inc.	21,820	2,955,956
Office REITs: 0.02%
BXP, Inc.	3,471	230,162
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	6,853	923,031
CoStar Group, Inc.†	9,557	270,654
		1,193,685
Residential REITs: 0.19%
AvalonBay Communities, Inc.	3,251	613,431
Camden Property Trust	2,352	269,281
Equity Residential	7,979	542,013
Essex Property Trust, Inc.	1,504	438,551
Invitation Homes, Inc.	12,790	386,386
See accompanying notes to portfolio of investments
Allspring Index Fund | 13

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	2,724	$378,473
UDR, Inc.	6,920	276,246
		2,904,381
Retail REITs: 0.26%
Federal Realty Investment Trust	1,840	227,130
Kimco Realty Corp.	15,783	400,099
Realty Income Corp.	21,823	1,352,153
Regency Centers Corp.	3,857	307,557
Simon Property Group, Inc.	7,589	1,697,280
		3,984,219
Specialized REITs: 0.69%
American Tower Corp.	10,903	1,783,404
Crown Castle, Inc.	10,214	773,506
Digital Realty Trust, Inc.	7,731	1,388,333
Equinix, Inc.	2,308	2,405,836
Extra Space Storage, Inc.	4,944	718,363
Iron Mountain, Inc.	6,963	879,497
Public Storage	3,698	1,177,110
SBA Communications Corp. Class A	2,482	437,974
VICI Properties, Inc. Class A	25,576	679,043
Weyerhaeuser Co.	16,875	403,987
		10,647,053
Utilities: 2.16%
Electric utilities: 1.41%
Alliant Energy Corp.	6,045	461,173
American Electric Power Co., Inc.	12,734	1,742,139
Constellation Energy Corp.	7,482	1,858,304
Duke Energy Corp.	18,245	2,309,452
Edison International	9,005	670,422
Entergy Corp.	10,716	1,230,840
Evergy, Inc.	5,395	466,290
Eversource Energy	8,801	636,048
Exelon Corp.	23,946	1,116,363
FirstEnergy Corp.	12,183	579,180
NextEra Energy, Inc.	48,804	4,283,527
NRG Energy, Inc.	4,938	721,244
PG&E Corp.	51,539	866,886
Pinnacle West Capital Corp.	2,836	303,452
PPL Corp.	17,607	640,014
Southern Co.	26,382	2,525,021
Xcel Energy, Inc.	14,610	1,173,183
		21,583,538
Gas utilities: 0.04%
Atmos Energy Corp.	3,906	672,887
See accompanying notes to portfolio of investments
14 | Allspring Index Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.09%
AES Corp.	16,690	$244,676
Vistra Corp.	7,418	1,176,717
		1,421,393
Multi-utilities: 0.58%
Ameren Corp.	6,477	732,160
CenterPoint Energy, Inc.	15,310	674,252
CMS Energy Corp.	7,230	553,095
Consolidated Edison, Inc.	8,625	954,184
Dominion Energy, Inc.	20,582	1,405,545
DTE Energy Co.	4,869	741,889
NiSource, Inc.	11,220	533,511
Public Service Enterprise Group, Inc.	11,662	946,488
Sempra	15,298	1,418,278
WEC Energy Group, Inc.	7,623	890,138
		8,849,540
Water utilities: 0.04%
American Water Works Co., Inc.	4,570	601,320
Total common stocks (Cost $273,344,433)		1,508,524,635

		Yield
Short-term investments: 1.34%
Investment companies: 1.34%
Allspring Government Money Market Fund Select Class♠∞		3.57%	20,609,570	20,609,570
Total short-term investments (Cost $20,609,570)				20,609,570
Total investments in securities (Cost $293,954,003)	99.76%			1,529,134,205
Other assets and liabilities, net	0.24			3,615,357
Total net assets	100.00%			$1,532,749,562

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Index Fund | 15

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,948,278	$31,332,438	$(27,671,146)	$0	$0	$20,609,570	20,609,570	$161,112
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	63	9-18-2026	$24,033,178	$23,776,988	$0	$(256,190)
See accompanying notes to portfolio of investments
16 | Allspring Index Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 17

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$146,048,447	$0	$0	$146,048,447
Consumer discretionary	140,462,091	0	0	140,462,091
Consumer staples	68,913,344	0	0	68,913,344
Energy	44,939,897	0	0	44,939,897
Financials	177,384,827	0	0	177,384,827
Health care	134,063,862	0	0	134,063,862
Industrials	134,736,615	0	0	134,736,615
Information technology	573,645,071	0	0	573,645,071
Materials	27,633,487	0	0	27,633,487
Real estate	27,568,316	0	0	27,568,316
Utilities	33,128,678	0	0	33,128,678
Short-term investments
Investment companies	20,609,570	0	0	20,609,570
Total assets	$1,529,134,205	$0	$0	$1,529,134,205
Liabilities
Futures contracts	$256,190	$0	$0	$256,190
Total liabilities	$256,190	$0	$0	$256,190
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2026, $2,510,578 was segregated as cash collateral for these open futures contracts.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Index Fund